[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS LIR MONEY MARKET FUND
UBS LIR TREASURY SECURITIES FUND

SEMIANNUAL REPORT

OCTOBER 31, 2002

UBS LIR MONEY MARKET FUND
UBS LIR TREASURY SECURITIES FUND

DECEMBER 16, 2002

DEAR SHAREHOLDER,

We present you with the semiannual report for the UBS LIR Money Market Fund and the UBS LIR Treasury Securities Fund for the six months ended October 31, 2002.

AN INTERVIEW WITH PORTFOLIO MANAGER SUSAN RYAN

Q.   CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. Initially, the U.S. economy appeared to be gaining momentum. First quarter 2002 gross domestic product (GDP) was a healthy 5.0%, up from 1.7% over the prior quarter. However, this up-tick proved short-lived. Ongoing threats of terrorism, turmoil in the Middle East, anemic corporate spending and waning consumer confidence in the wake of the stock market's decline and various corporate accounting scandals all took their toll. The end result: second quarter 2002 GDP growth was ultimately a less-than-expected 1.1%. While the most recent preliminary estimate for third quarter GDP is 4.0%, economists are projecting that GDP for the last three months of the year will fall far short of that figure--perhaps between 1% and 2%.

Q.   WHAT ARE SOME OF THE REASONS WHY ECONOMIC GROWTH APPEARS TO BE DECLINING?

A. For some time, consumer spending was propping up the economy as corporations postponed major purchases pending clearer signs of a sustainable economic upturn. The strength in consumer spending was in part fueled by zero percent financing for automobiles and the incremental cash people received from refinancing their homes. However, the pent-up demand for automobiles appears to be waning and the refinancing boom has likely peaked. In addition, heightening

[SIDENOTE]

UBS LIR MONEY MARKET FUND
UBS LIR TREASURY SECURITIES FUND

INVESTMENT GOAL (BOTH FUNDS):

High current income to the extent consistent with capital preservation and liquidity.

PORTFOLIO MANAGER:

Susan P. Ryan

UBS Global Asset Management (US) Inc.

COMMENCEMENT:
Institutional Shares - June 3, 1991 (Money Market Fund);
  December 6, 1991 (Treasury Securities Fund)
Financial Intermediary Shares - Original issuance March 17, 1994, ceased
  April 30, 1995; reissued January 14, 1998 (Money Market Fund)

DIVIDEND PAYMENTS:

Monthly

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     geopolitical risk--namely, the potential for another terrorist strike and a war with Iraq--appears to be inhibiting both consumer and corporate spending.

Q.   HOW DID THE FUNDS PERFORM IN THIS TURBULENT ENVIRONMENT?

A. Short-term interest rates fell during the period, so the yields available through money market instruments were extremely low. At the end of the reporting period, the UBS LIR Treasury Securities Fund's seven-day current yield was 1.38%, down from 1.53% at the end of its fiscal year on April 30, 2002. The Institutional shares of UBS LIR Money Market Fund had a seven-day current yield of 1.61% at period's end, down from 1.72% on April 30, 2002. (For more on the Funds' performance, refer to "Performance At A Glance" on page 4.)

     In terms of duration, the UBS LIR Treasury Securities Fund's weighted average maturity fell from 70 to 62 days during the reporting period, while the UBS LIR Money Market Fund's weighted average maturity stayed approximately the same. In both cases, we emphasized Treasury and Agency securities that offered the highest credit quality and liquidity. As a result, we were able to avoid the problems that plagued the corporate credit markets.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND HOW DO YOU ANTICIPATE STRUCTURING THE PORTFOLIOS GOING FORWARD?

A. Looking ahead, we are skeptical concerning the strength of an economic recovery. While we don't think the economy will dip back into a recession, the risk exists.

     After spending some time waiting for clearer signs on the economy, the Federal Reserve (the "Fed") made the decision at its November meeting to lower the federal funds rate (the rate U.S. banks charge each other for overnight loans) by 50 basis points, down to 1.25%--a 41-year low. In a statement, the Fed cited economic data that confirmed uncertainty in the marketplace as the primary reason for the move, which was implemented in order to provide support "as the economy works its way through this current soft spot."

     From an investment strategy perspective, credit quality and liquidity will continue to be of paramount importance. We expect to allocate a large portion of the portfolios to Treasuries and Agencies. We also expect to employ what is known as a "barbell" strategy, whereby we purchase securities at both ends of the maturity spectrum. This strategy will provide the liquidity we need through our shorter-term securities, which are typically less than a month in duration. The Funds' longer-term securities--with maturities of up to one year in duration--will generate incremental yield.

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Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Brian M. Storms

Brian M. Storms
PRESIDENT
UBS LIR Money Market Fund
UBS LIR Treasury Securities Fund
PRESIDENT AND CHIEF EXECUTIVE OFFICER
UBS Global Asset Management (US) Inc.

/s/ Susan P. Ryan

Susan P. Ryan
PORTFOLIO MANAGER
UBS LIR Money Market Fund
UBS LIR Treasury Securities Fund
EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus for the fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

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PERFORMANCE AT A GLANCE

YIELD AND CHARACTERISTICS                10/31/02      4/30/02       10/31/01
-----------------------------------------------------------------------------
Seven-Day Current Yield*
-----------------------------------------------------------------------------
Money Market Fund:
  Institutional Shares                      1.61%        1.72%         2.66%
  Financial Intermediary Shares             1.36         1.47          2.41
Treasury Securities Fund**                  1.38%        1.53%         2.38%
-----------------------------------------------------------------------------
Seven-Day Effective Yield*
-----------------------------------------------------------------------------
Money Market Fund:
  Institutional Shares                      1.62%        1.74%         2.69%
  Financial Intermediary Shares             1.37         1.49          2.43
Treasury Securities Fund**                  1.39%        1.54%         2.40%
-----------------------------------------------------------------------------
Weighted Average Maturity***
-----------------------------------------------------------------------------
Money Market Fund                        59 days      60 days       58 days
Treasury Securities Fund                 62 days      70 days       64 days
-----------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------
Money Market Fund (bln)                  $   2.1      $   2.4       $   3.0
Treasury Securities Fund (mm)            $ 437.9      $ 433.3       $ 258.9
-----------------------------------------------------------------------------

* Yields will fluctuate and reflect fee waivers. Performance data quoted represent past performance. Past performance does not guarantee future results.
** Institutional shares. UBS LIR Treasury Securities Fund did not have Financial Intermediary shares outstanding during the periods indicated. Yields for Financial Intermediary shares would be approximately 0.25% lower than yields for Institutional shares.
*** The Funds are actively managed and their weighted average maturities will differ over time.

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UBS LIR MONEY MARKET FUND

Statement of Net Assets -- October 31, 2002 (unaudited)

PRINCIPAL
  AMOUNT                                                  MATURITY      INTEREST
  (000)                                                    DATES          RATES              VALUE
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--18.91%
------------------------------------------------------------------------------------------------------
$  25,000  Federal Farm Credit Bank                       08/06/03         2.300%        $  25,000,000
   50,000  Federal Home Loan Bank                         11/01/02         1.720*           49,994,001
  245,000  Federal Home Loan Bank                         06/13/03 to      1.900 to
                                                          11/17/03         2.720           245,000,000
   15,000  Federal National Mortgage
            Association                                   11/01/02         1.738*           14,999,829
   60,000  Federal National Mortgage                      11/27/02 to      1.700 to
            Association                                   12/24/02         2.150@           59,891,945
    9,000  Student Loan Marketing Association             05/23/03         2.650             9,000,000
Total U.S. Government Agency Obligations
  (cost--$403,885,775)                                                                     403,885,775
------------------------------------------------------------------------------------------------------

DOMESTIC BANK NOTES--3.75%
------------------------------------------------------------------------------------------------------
   30,000  LaSalle Bank N.A.                              01/14/03 to      2.050 to
                                                          03/18/03         2.450            30,000,000
   50,000  Wells Fargo Bank N.A.                          11/01/02 to      1.805 to
                                                          11/14/02         1.843*           50,000,257
Total Domestic Bank Notes (cost--$80,000,257)                                               80,000,257
------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT--12.64%
------------------------------------------------------------------------------------------------------
  BANKING-DOMESTIC--5.15%
   70,000  Canadian Imperial Bank of Commerce             11/06/02 to      1.755 to
                                                          11/19/02         1.770            69,963,842
   40,000  State Street Bank & Trust Co.                  11/18/02         1.760            40,000,000
                                                                                           109,963,842
------------------------------------------------------------------------------------------------------
  YANKEE--7.49%
   20,000  Abbey National PLC                             01/07/03         2.590            20,000,362
   20,000  ABN-AMRO Bank N.V.                             11/03/03         1.700            20,000,000
   30,000  Dexia Bank SA                                  11/01/02         1.820*           29,994,565
   25,000  Royal Bank of Canada                           11/01/02         1.750*           25,000,000
   15,000  Royal Bank of Scotland PLC                     12/27/02         2.710            14,999,773
   50,000  Westdeutsche Landesbank AG                     11/01/02 to      2.590 to
                                                          06/13/03         2.700            50,000,000
                                                                                           159,994,700
Total Certificates of Deposit (cost--$269,958,542)                                         269,958,542
------------------------------------------------------------------------------------------------------

                                        5
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Statement of Net Assets -- (unaudited)

PRINCIPAL
  AMOUNT                                                  MATURITY      INTEREST
  (000)                                                     DATES         RATES              VALUE
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--46.37%
------------------------------------------------------------------------------------------------------
  ASSET BACKED-BANKING--0.23%
$   4,897  Stellar Funding Group, Inc.                    11/08/02         1.800%        $   4,895,286

  ASSET BACKED-MISCELLANEOUS--18.12%
   72,395  Falcon Asset Securitization Corp.              11/12/02 to      1.760 to
                                                          11/14/02         1.780            72,352,141
   20,000  Galaxy Funding Inc.                            12/19/02         1.770            19,952,800
   76,000  Pennine Funding                                11/12/02 to      1.780 to
                                                          11/21/02         1.800            75,938,011
   20,000  Quincy Capital Corp.                           11/18/02         1.770            19,983,283
   21,266  Receivables Capital Corp.                      11/22/02         1.780            21,243,919
   65,396  Thunderbay Funding                             11/06/02 to      1.760 to
                                                          11/15/02         1.780            65,364,120
   42,230  Triple A One Funding                           11/01/02 to      1.770 to
                                                          11/07/02         1.910            42,219,644
   70,000  Windmill Funding Corp.                         11/05/02 to      1.770 to
                                                          11/12/02         1.800            69,976,706
                                                                                           387,030,624

  AUTOMOBILES OEM--2.34%
   50,000  Volkswagon of America, Inc.                    11/05/02         1.750            49,990,278

  BANKING-DOMESTIC--7.82%
   30,000  Danske Corp.                                   11/25/02         1.770            29,964,600
   40,000  Deutsche Bank Financial LLC                    11/14/02         1.750            39,974,722
   30,000  Fortis Funding LLC                             11/20/02         1.770            29,971,975
   37,000  Nordea North America, Inc.                     11/12/02 to
                                                          11/15/02         1.750            36,977,736
   30,000  Stadshypotek Del., Inc.                        11/12/02         1.770            29,983,775
                                                                                           166,872,808

  BANKING-FOREIGN--3.18%
   68,000  HBOS Treasury Services PLC                     11/04/02 to
                                                          11/26/02         1.770            67,957,520

  BROKERAGE--5.15%
   30,000  Goldman Sachs Group, Inc.                      11/22/02         1.770            29,969,025
   30,000  Morgan Stanley & Co.                           11/08/02         1.760            29,989,733
   50,000  Salomon Smith Barney Holdings, Inc.            11/07/02         1.760 to
                                                                           1.790            49,985,234
                                                                                           109,943,992

                                        6

PRINCIPAL
  AMOUNT                                                  MATURITY      INTEREST
  (000)                                                     DATES         RATES              VALUE
------------------------------------------------------------------------------------------------------
  FINANCE NON-CAPTIVE DIVERSIFIED--4.32%
$  35,000  CIT Group, Inc.                                11/04/02         1.780 to
                                                                           1.800%        $  34,994,775
   40,000  GE Capital International Funding Inc.          11/13/02 to      1.750 to
                                                          11/14/02         1.800            39,975,333
   17,236  International Lease Finance Corp.              11/01/02         1.760            17,236,000
                                                                                            92,206,108

  INSURANCE-LIFE--2.34%
   50,000  AEGON Funding Corp.                            11/01/02         1.900            50,000,000

  MEDIA/PUBLISHING--1.41%
   30,000  Gannett Co., Inc.                              11/08/02         1.750            29,989,792

  METALS & MINING--1.46%
   31,122  Rio Tinto Ltd.                                 11/06/02 to
                                                          11/07/02         1.750            31,113,702
Total Commercial Paper (cost--$990,000,110)                                                990,000,110
------------------------------------------------------------------------------------------------------

SHORT-TERM CORPORATE OBLIGATIONS--11.70%
------------------------------------------------------------------------------------------------------
  ASSET BACKED-FINANCE--8.66%
   60,000  Beta Finance, Inc.                             11/01/02         1.840*           60,000,000
   60,000  CC (USA), Inc.                                 11/01/02         1.830*           60,000,000
   25,000  Dorada Finance, Inc.                           12/12/02         1.825*           24,998,921
   40,000  General Electric Capital Corp.                 11/12/02         1.830*           40,000,000
                                                                                           184,998,921

  ASSET BACKED-FINANCE--3.04%
   65,000  K2 (USA) LLC                                   11/04/02 to      1.780 to
                                                          11/20/02         1.830*           65,000,000
Total Short-Term Corporate Obligations
  (cost--$249,998,921)                                                                     249,998,921
------------------------------------------------------------------------------------------------------

TIME DEPOSIT--3.28%
------------------------------------------------------------------------------------------------------
   20,000  Dresdner Bank Cayman Island
            Time Deposit                                  11/01/02         1.844+           20,000,000
   50,000  Societe Generale Cayman Island
            Time Deposit                                  11/01/02         1.900+           50,000,000
Total Time Deposit (cost--$70,000,000)                                                      70,000,000
------------------------------------------------------------------------------------------------------

                                        7

NUMBER OF
  SHARES                                                  MATURITY       INTEREST
  (000)                                                     DATES          RATES             VALUE
------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--4.19%
   86,379  AIM Liquid Assets Portfolio                    11/01/02         1.770%+     $    86,378,618
        0  AIM Prime Money Market Portfolio               11/01/02         1.690+                  297
    2,654  BlackRock Provident Institutional
            TempFund                                      11/01/02         1.646+            2,653,568
      524  Dreyfus Cash Management Fund                   11/01/02         1.637+              524,154
Total Money Market Funds (cost--$89,556,637)                                                89,556,637
------------------------------------------------------------------------------------------------------
Total Investments (cost--$2,153,400,242 which
  approximates cost for federal income
  tax purposes)--100.84%                                                                 2,153,400,242
Liabilities in excess of other assets--(0.84)%                                             (17,940,855)
Net Assets (applicable to 2,093,151,445 and
  42,088,964 of Institutional shares and
  Financial Intermediary shares, respectively,
  each equivalent to $1.00 per share)--100.00%                                         $ 2,135,459,387
------------------------------------------------------------------------------------------------------

* Variable rate securities--maturity dates reflect earlier of reset date or maturity date.
@ The interest rates shown are the current rates as of October 31, 2002 and reset periodically.
+    Interest rates shown reflect yield at October 31, 2002.

                      Weighted average maturity -- 59 days

                 See accompanying notes to financial statements

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UBS LIR TREASURY SECURITIES FUND

Statement of Net Assets -- October 31, 2002 (unaudited)

PRINCIPAL
  AMOUNT                                                  MATURITY       INTEREST
  (000)                                                     DATES          RATES             VALUE
------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--97.57%
------------------------------------------------------------------------------------------------------
$ 413,190  U.S. Treasury Bills(1)                         11/07/02 to      1.430 to
                                                          04/24/03         1.865%@       $ 412,140,121
   15,000  U.S. Treasury Notes(1)                         02/28/03 to      3.875 to
                                                          06/30/03         4.625            15,138,234
Total U.S. Treasury Obligations (cost--$427,278,355)                                       427,278,355
------------------------------------------------------------------------------------------------------

NUMBER OF
 SHARES
  (000)
------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--2.52%
------------------------------------------------------------------------------------------------------
    2,105  BlackRock Provident Institutional
            Treasury Trust                                11/01/02         1.500+            2,104,727
    8,945  Goldman Sachs Financial Square
            Treasury Trust Portfolio                      11/01/02         1.458+            8,945,224
Total Money Market Funds (cost--$11,049,951)                                                11,049,951
------------------------------------------------------------------------------------------------------
Total Investments (cost--$438,328,306
  which approximates cost for federal income
  tax purposes)--100.09%                                                                   438,328,306
Liabilities in excess of other assets--(0.09)%                                                (399,278)
Net Assets (applicable to 437,877,890
  Institutional shares, equivalent to $1.00
  per share)--100.00%                                                                    $ 437,929,028
------------------------------------------------------------------------------------------------------

@    Interest rates shown are the discount rates at date of purchase.
+    Interest rates shown reflect yield at October 31, 2002.
(1)  Security, or portion thereof, was on loan at October 31, 2002.

                      Weighted average maturity -- 62 days

                 See accompanying notes to financial statements

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UBS LIR MONEY MARKET FUND
UBS LIR TREASURY SECURITIES FUND

Statement of Operations

For the Six Months Ended October 31, 2002 (unaudited)

                                                                       UBS LIR          UBS LIR
                                                                        MONEY           TREASURY
                                                                       MARKET          SECURITIES
                                                                        FUND              FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                           $   23,221,975    $    4,014,230

EXPENSES:
Investment advisory and administration fees                             2,972,790           562,135
Transfer agency and related services fees                                 199,679            82,385
Insurance expense                                                         184,245             2,307
Custody and accounting                                                    118,911            22,486
Shareholder servicing fees--Financial Intermediary shares                  56,061                --
Professional fees                                                          54,869            28,170
Federal and state registration fees                                        48,662            29,336
Reports and notices to shareholders                                        29,926             6,583
Trustees' fees                                                             19,236             5,400
Other expenses                                                             22,980             7,912
                                                                        3,707,359           746,714
Less: Fee reimbursements from investment
  advisor and administrator                                              (321,768)          (94,635)
Net expenses                                                            3,385,591           652,079
Net investment income                                                  19,836,384         3,362,151
Net realized gains from investment transactions                             7,731             3,003
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $   19,844,115    $    3,365,154
---------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS LIR MONEY MARKET FUND

Statement of Changes in Net Assets

                                                                    FOR THE SIX
                                                                    MONTHS ENDED         FOR THE
                                                                  OCTOBER 31, 2002      YEAR ENDED
                                                                     (UNAUDITED)      APRIL 30, 2002
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                             $     19,836,384    $    79,362,886
Net realized gain from investment transactions                               7,731            197,787
Net increase in net assets resulting from operations                    19,844,115         79,560,673

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional shares                            (19,517,516)       (77,950,012)
Net investment income--Financial Intermediary shares                      (318,868)        (1,412,874)
                                                                       (19,836,384)       (79,362,886)
Net decrease in net assets from
  beneficial interest transactions                                    (275,485,396)      (154,139,147)
Net decrease in net assets                                            (275,477,665)      (153,941,360)

NET ASSETS:
Beginning of period                                                  2,410,937,052      2,564,878,412
End of period                                                     $  2,135,459,387    $ 2,410,937,052
-----------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS LIR TREASURY SECURITIES FUND

Statement of Changes in Net Assets

                                                                    FOR THE SIX
                                                                    MONTHS ENDED        FOR THE
                                                                  OCTOBER 31, 2002     YEAR ENDED
                                                                     (UNAUDITED)     APRIL 30, 2002
---------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                             $      3,362,151   $    6,111,705
Net realized gain from investment transactions                               3,003           26,217
Net increase in net assets resulting from operations                     3,365,154        6,137,922

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional shares                             (3,362,151)      (6,111,705)
Net increase in net assets from
  beneficial interest transactions                                       4,652,486      265,856,928
Net increase in net assets                                               4,655,489      265,883,145

NET ASSETS:
Beginning of period                                                    433,273,539      167,390,394
End of period                                                     $    437,929,028   $  433,273,539
---------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

Notes to Financial Statements (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS LIR Money Market Fund ("Money Market Fund") and UBS LIR Treasury Securities Fund ("Treasury Securities Fund") (collectively, the "Funds") are diversified series of Liquid Institutional Reserves (the "Trust"), an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Trust currently offers three no-load series: the Funds and the UBS LIR Government Securities Fund. The financial statements for the UBS LIR Government Securities Fund are not included herein.

The Funds currently offer two classes of shares, Institutional shares and Financial Intermediary shares. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares shall be entitled to vote thereon. At October 31, 2002 the Treasury Securities Fund had no Financial Intermediary shares outstanding.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Money Market Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Money Market Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Money Market Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the Money Market Fund may suffer delays, costs and possible losses in connection with the disposition of the collateral. The Money Market Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"), sub-advisor and sub-administrator of the Trust. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NET INVESTMENT INCOME AND INVESTMENT TRANSACTIONS--Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Money Market Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG, under which UBS PaineWebber serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, the Funds pay UBS PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of each Fund's average daily net assets. At October 31, 2002, the Money Market Fund and the Treasury Securities Fund owed UBS PaineWebber $466,384 and $92,665, respectively, in investment advisory and administration fees.

----------
* UBS PaineWebber is a service mark of UBS AG.

UBS Global AM serves as sub-advisor and sub-administrator to the Trust pursuant to a Sub-Advisory and Sub-Administration Contract ("Sub-Advisory Contract") between UBS PaineWebber and UBS Global AM. In accordance with the Sub-Advisory Contract, UBS PaineWebber (not the Funds) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 50% of the fee paid by each Fund to UBS PaineWebber under the Advisory Contract, net of reimbursements.

UBS PaineWebber has agreed to reimburse a portion of expenses to maintain the Funds' total annual operating expenses through August 31, 2003 at a level not exceeding 0.28% and 0.29% of the Money Market Fund's and the Treasury Securities Fund's average daily net assets for Institutional shares, respectively, and 0.53% and 0.54% of the Money Market Fund's and the Treasury Securities Fund's average daily net assets for Financial Intermediary shares, respectively. At October 31, 2002, UBS PaineWebber owed the Money Market Fund and the Treasury Securities Fund $58,665 and $16,473, respectively for reimbursements. The Funds have agreed to repay UBS PaineWebber for any reimbursed expenses if they can do so over the following three years without causing the Funds' expenses in any of those years to exceed the aforementioned rates. For the six months ended October 31, 2002, UBS PaineWebber reimbursed $321,768 and $94,635 in expenses from the Money Market Fund and the Treasury Securities Fund, respectively.

SHAREHOLDER SERVICES PLAN AND AGREEMENT

Under a Shareholder Services Plan and Agreement ("Service Agreement") adopted with respect to its Financial Intermediary shares, each Fund has agreed to pay UBS Global AM monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under Service Agreements with those financial intermediaries, UBS Global AM pays an identical fee to the financial intermediaries for certain support services that they provide to their customers as specified in the Service Agreements. At October 31, 2002, the Money Market Fund owed UBS Global AM $8,566 in shareholder service fees.

SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended October 31, 2002, the Treasury Securities Fund earned $34,140 for lending securities. The Treasury Securities Fund's lending agent is UBS PaineWebber, who earned $11,471 in compensation from the Treasury Securities Fund in that capacity for the six months ended October 31, 2002. At October 31, 2002, the Treasury Securities Fund owed UBS PaineWebber $464 in compensation. For the six months ended October 31, 2002, the Money Market Fund did not participate in the securities lending program.

At October 31, 2002, Treasury Securities Fund had securities on loan having a market value of $47,884,510. Treasury Securities Fund's custodian held U.S. government securities having an aggregate value of $49,204,795 as collateral for portfolio securities loaned as follows:

PRINCIPAL
  AMOUNT                                   MATURITY       INTEREST
  (000)                                     DATES           RATES             VALUE
---------------------------------------------------------------------------------------
$  43,000  U.S. Treasury Bonds             11/15/03 to      6.250 to
                                           08/15/23        11.875%        $  43,984,592
    5,000  U.S. Treasury Notes             05/31/04         3.250             5,220,203
---------------------------------------------------------------------------------------
                                                                          $  49,204,795
---------------------------------------------------------------------------------------

BANK LINE OF CREDIT

The funds participated with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the funds at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, the funds had agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Facility. Interest would have been charged to the funds at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended October 31, 2002, the funds did not borrow under the Facility. For the six months ended October 31, 2002, Money Market Fund and Treasury Securities Fund paid commitment fees of $15,209 and $2,791, respectively, to UBS AG.

OTHER LIABILITIES

At October 31, 2002, the Money Market Fund and the Treasury Securities Fund had dividends payable and other accrued expenses aggregating $2,918,225 and $510,864, and $178,372 and $51,853, respectively. At October 31, 2002, the Money Market Fund had a payable for investments purchased of $20,000,000.

MONEY MARKET FUND INSURANCE BONDS

At October 31, 2002, the Money Market Fund had insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by the Money Market Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of the Money Market Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, the Money Market Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help the Money Market Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. For the six months ended October 31, 2002, the Money Market Fund did not use these insurance bonds.

FEDERAL TAX STATUS

Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

At October 31, 2002, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the six months ended October 31, 2002 and the fiscal year ended April 30, 2002 was ordinary income.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                              INSITUTIONAL SHARES       FINANCIAL INTERMEDIARY SHARES
                                     -----------------------------------------------------------------
                                       FOR THE SIX           FOR THE      FOR THE SIX      FOR THE
                                       MONTHS ENDED         YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                        OCTOBER 31,         APRIL 30,     OCTOBER 31,     APRIL 30,
                                           2002                2002           2002           2002
------------------------------------------------------------------------------------------------------
MONEY MARKET FUND:
Shares sold                           3,959,703,079       12,403,732,319   102,496,762     242,500,107
Shares repurchased                   (4,213,237,265)     (12,669,692,975) (143,390,545)   (211,075,935)
Dividends reinvested                     18,942,564           80,374,917             9          22,420
Net increase (decrease)
  in shares outstanding                (234,591,622)        (185,585,739)  (40,893,774)     31,446,592
------------------------------------------------------------------------------------------------------

                                       FOR THE SIX            FOR THE
                                       MONTHS ENDED          YEAR ENDED
                                        OCTOBER 31,          APRIL 30,*
                                           2002                 2002
------------------------------------------------------------------------
TREASURY SECURITIES FUND:
Shares sold                             551,734,010          909,011,825
Shares repurchased                     (550,294,357)        (649,233,862)
Dividends reinvested                      3,212,833            6,078,965
Net increase in
  shares outstanding                      4,652,486          265,856,928

----------
* For the year ended April 30, 2002 and period ended October 31, 2002 respectively, there were no transactions in Financial Intermediary shares of the Treasury Securities Fund.

                      (This page intentionally left blank)

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                              INSTITUTIONAL SHARES
                              --------------------
                                   FOR THE SIX
                                  MONTHS ENDED
                                OCTOBER 31, 2002
                                   (UNAUDITED)
------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD                         $         1.00
Net investment income                     0.008
Dividends from net
  investment income                      (0.008)
NET ASSET VALUE,
  END OF PERIOD                  $         1.00
TOTAL INVESTMENT RETURN(1)                 0.85%
RATIOS/SUPPLEMENTAL
  DATA: Net assets, end
  of period (000's)              $    2,093,368
Expenses to average
  net assets, net
  of fee waivers/
  reimbursements
  from advisor                             0.28%*
Expenses to average
  net assets, before
  fee waivers/
  reimbursements
  from advisor                             0.31%*
Net investment
  income to average
  net assets, net
  of fee waivers/
  reimbursements
  from advisor                             1.67%*
Net investment
  income to average
  net assets,
  before fee waivers/
  reimbursements
  from advisor                             1.64%*
-----------------------------------------------

                                                                 INSTITUTIONAL SHARES
                                 --------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDED APRIL 30,
                                 --------------------------------------------------------------------------------
                                      2002            2001             2000             1999             1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD                         $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
Net investment income                   0.028            0.061            0.053            0.051            0.054
Dividends from net
  investment income                    (0.028)          (0.061)          (0.053)          (0.051)          (0.054)
NET ASSET VALUE,
  END OF PERIOD                  $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
TOTAL INVESTMENT RETURN(1)               2.87%            6.25%            5.40%            5.22%            5.52%
RATIOS/SUPPLEMENTAL
  DATA: Net assets, end
  of period (000's)              $  2,327,952     $  2,513,344     $  1,836,114     $  2,036,379     $  1,591,789
Expenses to average
  net assets, net
  of fee waivers/
  reimbursements
  from advisor                           0.28%            0.28%            0.28%            0.26%            0.29%
Expenses to average
  net assets, before
  fee waivers/
  reimbursements
  from advisor                           0.30%            0.31%            0.30%            0.31%            0.34%
Net investment
  income to average
  net assets, net
  of fee waivers/
  reimbursements
  from advisor                           2.81%            6.04%            5.26%            5.07%            5.38%
Net investment
  income to average
  net assets,
  before fee waivers/
  reimbursements
  from advisor                           2.79%            6.01%            5.24%            5.02%            5.33%
-----------------------------------------------------------------------------------------------------------------

+    Issuance of shares
*    Annualized
**   For the period May 1, 1997 to January 13, 1998 there were no Financial
     Intermediary shares outstanding.
(1)  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

                                       20

                                                              FINANCIAL INTERMEDIARY SHARES**
                                 -----------------------------------------------------------------------------------------
                                  FOR THE SIX
                                  MONTHS ENDED                             FOR THE YEARS ENDED APRIL 30,
                                OCTOBER 31, 2002     ---------------------------------------------------------------------
                                   (UNAUDITED)            2002               2001               2000               1999
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD                         $         1.00      $         1.00     $         1.00     $         1.00      $      1.00
Net investment income                     0.007               0.026              0.058              0.050            0.048
Dividends from net
  investment income                      (0.007)             (0.026)            (0.058)            (0.050)          (0.048)
NET ASSET VALUE,
  END OF PERIOD                  $         1.00      $         1.00     $         1.00     $         1.00      $      1.00
TOTAL INVESTMENT RETURN(1)                 0.72%               2.62%              5.99%              5.14%            4.96%
RATIOS/SUPPLEMENTAL
  DATA: Net assets, end
  of period (000's)              $       42,091      $       82,985     $       51,534     $       64,634      $    12,002
Expenses to average
  net assets, net
  of fee waivers/
  reimbursements
  from advisor                             0.53%*              0.53%              0.53%              0.53%            0.51%
Expenses to average
  net assets, before
  fee waivers/
  reimbursements
  from advisor                             0.56%*              0.54%              0.56%              0.55%            0.56%
Net investment
  income to average
  net assets, net
  of fee waivers/
  reimbursements
  from advisor                             1.42%*              2.46%              5.74%              5.05%            4.82%
Net investment
  income to average
  net assets,
  before fee waivers/
  reimbursements
  from advisor                             1.39%*              2.45%              5.71%              5.03%            4.77%
--------------------------------------------------------------------------------------------------------------------------

                                    FOR THE
                                    PERIOD
                                  JANUARY 14,
                                    1998+ TO
                                   APRIL 30,
                                     1998
-----------------------------------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD                         $         1.00
Net investment income                     0.015
Dividends from net
  investment income                      (0.015)
NET ASSET VALUE,
  END OF PERIOD                  $         1.00
TOTAL INVESTMENT RETURN(1)                 1.51%
RATIOS/SUPPLEMENTAL
  DATA: Net assets, end
  of period (000's)              $       16,302
Expenses to average
  net assets, net
  of fee waivers/
  reimbursements
  from advisor                             0.54%*
Expenses to average
  net assets, before
  fee waivers/
  reimbursements
  from advisor                             0.59%*
Net investment
  income to average
  net assets, net
  of fee waivers/
  reimbursements
  from advisor                             5.13%*
Net investment
  income to average
  net assets,
  before fee waivers/
  reimbursements
  from advisor                             5.07%*
-----------------------------------------------

Selected data for a share of beneficial interest outstanding thoughout each period is presented below:

                                                                        INSTITUTIONAL SHARES
                                ---------------------------------------------------------------------------------------------------
                                   FOR THE SIX
                                   MONTHS ENDED                                 FOR THE YEARS ENDED APRIL 30,
                                OCTOBER 31, 2002     ------------------------------------------------------------------------------
                                   (UNAUDITED)           2002             2001             2000            1999            1998
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD           $           1.00     $       1.00     $       1.00     $       1.00    $       1.00    $       1.00
Net investment income                      0.008            0.025            0.054            0.049           0.046           0.051
Dividends from net
  investment income                       (0.008)          (0.025)          (0.054)          (0.047)         (0.046)         (0.051)
Distributions from
  net realized gains
  from investment
  transactions                                --               --               --           (0.002)             --              --
Total dividends and
  distributions to
  shareholders                            (0.008)          (0.025)          (0.054)          (0.049)         (0.046)         (0.051)
NET ASSET VALUE,
  END OF PERIOD                 $           1.00     $       1.00     $       1.00     $       1.00    $       1.00    $       1.00
TOTAL INVESTMENT RETURN(1)                  0.76%            2.56%            5.55%            4.97%           4.68%           5.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of peiod (000's)              $        437,929     $    433,274     $    167,390     $    118,525    $    179,227    $    179,708
Expenses to average
  net assets, net of fee
  waivers/reimbursements
  from advisor                              0.29%*           0.29%            0.29%            0.29%           0.28%           0.30%
Expenses to average
  net assets, before fee
  waivers/reimbursements
  from advisor                              0.33%*           0.35%            0.36%            0.35%           0.33%           0.47%
Net investment income to
  average net assets, net of
  fee waivers/reimbursements
  from advisor                              1.50%*           2.29%            5.36%            4.61%           4.57%           5.09%
Net investment income to
  average net assets, before
  fee waivers/reimbursements
  from advisor                              1.46%*           2.23%            5.29%            4.55%           4.52%           4.92%
-----------------------------------------------------------------------------------------------------------------------------------

*    Annualized
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander
Richard Q. Armstrong
David J. Beaubien
Richard R. Burt
Meyer Feldberg
George W. Gowen
William W. Hewitt, Jr.
Morton L. Janklow
Frederic V. Malek
Carl W. Schafer
William D. White


PRINCIPAL OFFICERS

Brian M. Storms
PRESIDENT

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Susan P. Ryan
VICE PRESIDENT


INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS PaineWebber Inc.
1285 Avenue of the Americas
New York, New York 10019-6028


SUB-ADVISOR, SUB-ADMINISTRATOR
AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C)2003 UBS Global Asset Management (US) Inc. All rights reserved.

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